Warrants – derivative	6 Months Ended
Jun. 30, 2022
Warrants – derivative

11. Warrants – derivative

The following table summarizes the changes in the warrant derivative liability during the six month period to June 30, 2022:

Embedded derivative
£

Balance at December 31, 2021	-
Fair value of warrants issued in the period	13,183,155
Fair value adjustment	(10,537,611)
Balance at June 30, 2022	2,645,544

On February 10, 2022, TC BioPharm (Holdings) plc completed an IPO on Nasdaq, issuing American Depositary Shares (“ADSs”) and warrants to buy ADSs. The ADSs and warrants are considered two freestanding financial instruments because each can be traded separately. The exercise price of the Warrants is $4.25 per ADS and will expire on the sixth anniversary of the date of issuance. The exercise price is subject to standard anti-dilutive adjustments in the event of certain stock splits, stock combinations, stock dividends or recapitalizations, and it is also subject to adjustment in certain events specified in the warrant agreement.

Given the warrants include a net settlement clause and the exercise (or strike) price of the warrants is denominated in a foreign currency ($) other than the Company’s functional currency, management concluded that the warrants should be accounted for as derivative financial instruments and presented as a liability on the consolidated statement of financial position with the changes in fair value recognized in the consolidated statement of comprehensive income/(loss).

The relative fair values of the derivative liability and the equity component were calculated and based on the actual transaction price will be allocated to the equity and the liability components using the relative fair value method. A fair value of $1.13 per each warrant was identified at the IPO date of February 10, 2022. A fair value of $0.20 per each warrant has been identified as at the reporting date.

The inputs associated with calculating the fair value of the embedded derivative at recognition were considered to be Level 3 (inputs not based on observable market data) as defined by IFRS 7 – Financial instruments: Disclosures.

The model inputs were as follows:

February 10, 2022
Exercise price in USD	$212.50
Share price in USD	100.00
Time to maturity	Six years
Expected volatility	80%
Risk free interest rate (US treasury bond)	1.99%
Dividend yield	-

The value of the embedded derivative for the listed warrants is remeasured at fair value at each reporting date (based on the quoted price of the listed warrants ) with recognition of the changes in fair value in the consolidated statements of comprehensive income/(loss) in accordance with IFRS 9.